Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2022	2021	2020
	US$'000	US$'000	US$'000
Profit (Loss) for the year from continuing operations	443,828	(115,374)	(244,359)
(Loss) for the year from discontinued operations	—	—	(5,399)
Total Profit (Loss) for the year	443,828	(115,374)	(249,758)

Attributable to the Parent	440,314	(110,624)	(246,339)
Attributable to non-controlling interests	3,514	(4,750)	(3,419)

Earnings per share

	2022	2021	2020
Numerator:
(Loss) attributable to the Parent (US$'000)	440,314	(110,624)	(246,339)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	2.34	(0.63)	(1.46)
Diluted profit (loss) earnings per ordinary share (US$)	2.32	(0.63)	(1.46)

Numerator:
(Loss) for the year from continuing operations attributable to the Parent (US$'000)	440,314	(110,624)	(240,940)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	2.34	(0.63)	(1.42)
Diluted profit (loss) earnings per ordinary share (US$)	2.32	(0.63)	(1.42)

Numerator:
(Loss) profit for the year from discontinued operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	—	—	(0.03)
Diluted (loss) earnings per ordinary share (US$)	—	—	(0.03)